PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 7,219	$ 9,715
Accumulated depreciation	4,881	6,343
Depreciated cost	2,338	3,372
Depreciation	989	1,394	$ 1,593
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,365	1,371
Accumulated depreciation	1,152	1,166
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,538	5,808
Accumulated depreciation	2,821	4,247
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,316	2,536
Accumulated depreciation	908	930
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,698	87
Accumulated depreciation	$ 2,451	$ 33